United States
             Securities and Exchange Commission
                    Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2000

Check here if amendment [ x ];   Amendment Number:  3
This Amendment (Check only one):
[    ]  is a restatement
[ x ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          UBS Warburg LLC
Address:  677 Washington Boulevard
          Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:          Sarah M. Starkweather
Title:         Director
Phone:         (203) 719-6891

Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
November 14, 2001, Stamford, Connecticut

This Amendment includes securities holdings reported on the Form 13F filed on November 14, 2000 pursuant to a request for confidential treatment and for which confidential treatment expires November 14, 2001.

Report Type (Check only one):

[ x ]  13F Holdings Report
[    ]  13F Notice
[    ]  13F Combination Report


Report Summary

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total: $  483,625
(thousands)


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                                                                                            VOTING
                                                         MARKET               INVESTMENT    AUTHORITY
ISSUER                    ISSUE               CUSIP      VALUE      QUANTITY  DISCRETION     SOLE

ALPHARMA INC              SB NT CV 144A 05    020813AA9       1,675    770000   SOLE       770000
ALPHARMA INC              SB NT CV 5.75%05    020813AB7           0   6244000   SOLE      6244000
ALPHARMA INC              SR SB CV 144A 06    020813AC5       3,421   1732000   SOLE      1732000
ALPHARMA INC              SR SB NT CV 3%06    020813AD3      27,816  14084000   SOLE     14084000
BIOVAIL CORP              WT EXP  093002      09067J117      38,810    306800   SOLE       306800
DEVON ENERGY CORP NEW     SRDBCV ZRO144A20    25179MAC7      13,300  28000000   SOLE     28000000
DIAMOND OFFSHORE DRILLING DEB ZRO CV144A20    25271CAB8       1,500   3000000   SOLE      3000000
FORT JAMES CORP           COM                 347471104      48,896   1600000   SOLE      1600000
HEWLETT PACKARD CO        SB LYON ZERO  17    428236AC7      65,937  84806000   SOLE     84806000
IMC GLOBAL INC            WT EXP  122200      449669118           1    290000   SOLE       290000
INTERMEDIA COMMUNICATIONS COM                 458801107      16,225    550000   SOLE       550000
IVAX CORP                 SR SB CV 144A 07    465823AB8      20,146  13990000   SOLE     13990000
JACOR COMMUNUNICATIONS    WT EXP  091801      469858138       2,520    315000   SOLE       315000
KERR MCGEE CORP           SB DB CV 5.25%10    492386AP2      17,258  14750000   SOLE     14750000
PERKINELMER INC           CONV ZERO     20    714046AA7      13,260  19500000   SOLE     19500000
SANMINA CORP              SD CV ZRO 144A20    800907AC1         632   1500000   SOLE      1500000
SDL INC                   COM                 784076101      77,328    250000   SOLE       250000
SEAGATE TECHNOLOGY        COM                 811804103      13,800    200000   SOLE       200000
SOLECTRON CORP            SR LYON ZERO  20    834182AK3      64,803 129605000   SOLE    129605000
US AIRWAYS GROUP INC      COM                 911905107       4,718    155000   SOLE       155000
VERIZON COMMUNICATIONS    COM                 92343V104       1,937     40000   SOLE        40000
VORNADO RLTY TR           PFD CONV SER A      929042208      12,236    233900   SOLE       233900
WEATHERFORD INTL INC      SD CV ZRO 144A20    947074AA8      37,406  66500000   SOLE     66500000

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